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<FILENAME>a201012_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        01/12/2011
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total: $223,439
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
December 31 2010

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AUTONATION INC		    COM 	05329W102	9,870	 350,000   SH		SOLE	NONE   350,000	0
BANK OF AMERICA CORP	    COM		060505104       7,424    556,500   SH		SOLE	NONE   556,500  0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  860	 322,000   SH		SOLE	NONE   322,000 	0
COPART INC		    COM		217204106      17,939	 480,300   SH		SOLE	NONE   480,300	0
CROWN CASTLE INTL CORP	    COM		228227104	2,871	  65,500   SH		SOLE	NONE	65,500	0
EAGLE MATERIALS INC	    COM		26969P108       7,345    260,000   SH		SOLE	NONE   260,000	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  304	 400,000   SH		SOLE	NONE   400,000	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  212	  11,000   SH		SOLE	NONE	11,000	0
EXCO RESOURCES INC	    COM		269279402	3,301	 170,000   SH		SOLE	NONE   170,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,602     64,200   SH		SOLE	NONE    64,200  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      11,099  1,267,000   SH		SOLE	NONE 1,267,000  0
FOSTER WHEELER AG	    COM		H27178104	7,456	 216,000   SH		SOLE	NONE   216,000	0
GENERAL GROWTH PPTYS INC    cOM		370023103       3,855    249,000   SH		SOLE	NONE   249,000	0
PENNEY J C INC        	    COM		708160106      17,760	 549,675   SH		SOLE	NONE   549,675	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       6,648    166,861   SH		SOLE	NONE   166,861  0
LOCKHEED MARTIN CORP	    COM		539830109	2,061	  37,200   SH		SOLE	NONE	37,200	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       4,141    285,000   SH		SOLE	NONE   285,000  0
RAIT FINANCIAL TRUST	    COM		749227104	  876	 400,000   SH		SOLE	NONE   400,000	0
REIS INC		    COM		75936P105	1,040	 148,000   SH		SOLE	NONE   148,000	0
SAUER-DANFOSS INC	    COM		804137107	  732	  25,900   SH		SOLE	NONE	25,900	0
SCHOLASTIC CORP		    COM		807066105	3,397	 115,000   SH		SOLE	NONE   115,000	0
SHUTTERFLY INC		    COM         82568P304       8,548 	 245,000   SH           SOLE    NONE   245,000  0
SL GREEN RLTY CORP	    COM		78440X101       9,876    146,288   SH		SOLE	NONE   146,288  0
SODASTREAM INTL LTD	    COM		M9068E105	5,116	 162,000   SH		SOLE	NONE   162,000	0
TECHTARGET INC		    COM		87874R100	  349	  44,000   SH		SOLE	NONE	44,000	0
UNION PACIFIC CORP	    COM		907818108       5,875     63,400   SH		SOLE	NONE    63,400  0
UNITED CAPITAL CORP	    COM		909912107       6,747	 207,600   SH		SOLE	NONE   207,600	0



Options


BANK OF AMERICA CORP        COM         060505104       3,002    225,000   SH	CALL	SOLE	NONE   225,000  0
CITIGROUP INC               COM         172967101         473    100,000   SH	CALL	SOLE	NONE   100,000  0
GOLDMAN SACHS GROUP INC	    COM		38141G104      16,816    100,000   SH	CALL	SOLE	NONE   100,000  0
SCHOLASTIC CORP		    COM		807066105       1,477     50,000   SH	CALL	SOLE	NONE    50,000  0
ISTAR FINANCIAL INC         COM		45031U101       3,675    470,000   SH	CALL	SOLE	NONE   470,000  0
SEARS HOLDINGS CORPORATION  COM         812350106      50,152 	 680,000   SH   CALL    SOLE    NONE   680,000  0





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